Selected Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Selected Quarterly Financial Data

	2012
	March 31	June 30	September 30	December 31
Operating expenses:
Research and development	$6,770,763	$16,527,952	$18,956,271	$9,439,736
General and administrative	1,221,196	2,392,303	2,552,453	3,622,036
Acquisition related charges, net	268,000	272,000	277,000	280,000

Operating loss	8,259,959	19,192,255	21,785,724	13,341,772
Interest income	(2,449)	(4,502)	(11,532)	(22,364)

Loss before income taxes	8,257,510	19,187,753	21,774,192	13,319,408
Income tax benefit	—	—	—	—

Net loss	$(8,257,510)	$(19,187,753)	$(21,774,192)	$(13,319,408)

Net loss per common share—Basic and Diluted	$(132.12)	$(260.25)	$(1.47)	$(0.73)
Weighted-average common shares—Basic and Diluted	62,500	73,727	14,781,419	18,359,667

	2011
	March 31	June 30	September 30	December 31
Operating expenses:
Research and development	$4,328,802	$8,439,070	$8,325,872	$9,038,820
General and administrative	1,052,000	1,252,489	1,009,064	991,965
Acquisition related charges/(gains), net	(2,779,000)	2,376,000	760,000	764,000

Operating loss	2,601,802	12,067,559	10,094,936	10,794,785
Interest income	(4,539)	(4,766)	(2,123)	(3,928)

Loss before income taxes	2,597,263	12,062,793	10,092,813	10,790,857
Income tax benefit	(176,589)	(605,700)	(706,356)	(1,022,008)

Net loss	$(2,420,674)	$(11,457,093)	$(9,386,457)	$(9,768,849)

Net loss per common share—Basic and Diluted	$(46.48)	$(183.31)	$(150.18)	$(156.30)
Weighted-average common shares—Basic and Diluted	52,083	62,500	62,500	62,500